Provisions - Pensions and similar obligations (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Provisions	€ 10,852	€ 13,987	€ 13,225	€ 14,686
Provisions for defined benefits	5,719	7,731	6,791
Spain
Disclosure of provision matrix [line items]
Provisions for pre-retirements	1,676	1,303	1,172
Provisions For Pensions And Similar Obligations Member
Disclosure of provision matrix [line items]
Provisions	5,727	7,740	6,797
Provisions for post-employment plans
Disclosure of provision matrix [line items]
Provisions	3,976	6,358	5,558	6,345
Provisions for post-employment plans | Spain
Disclosure of provision matrix [line items]
Provisions	1,881	3,951	3,930
Provisions for post-employment plans | United Kingdom
Disclosure of provision matrix [line items]
Provisions	449	329	130
Provisions for post-employment plans | Other subsidiaries
Disclosure of provision matrix [line items]
Provisions	1,646	2,078	1,498
Provisions for other similar obligations
Disclosure of provision matrix [line items]
Provisions	1,751	1,382	1,239	€ 1,686
Provisions for other similar obligations | Spain
Disclosure of provision matrix [line items]
Provisions	1,695	1,321	1,189
Provisions for other similar obligations | Other subsidiaries
Disclosure of provision matrix [line items]
Provisions	€ 56	€ 61	€ 50